Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended March 31, 2026, the Company has the following related party transactions:

	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Director’s fees	$2,011	$3,495
Salaries, wages, consultants and benefits	174,013	94,246
Selling and marketing	40,863	34,224
Stock-based compensation (Note 8)	18,782	16,952
Software technology development (Note 7)	92,297	75,833
Closing balance for the period	$327,966	$224,750